INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 9 -    INTANGIBLE ASSETS, NET

	June 30,
	2018			2019
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

Patents and copyrights	$3,752	(566)	3,186	$1,998	(615)	1,383

	$3,752	(566)	3,186	$1,998	(615)	1,383

The amortization of patents and copyrights related to the acquisition of Hollysys Industrial Software for the year ended June 30, 2018 and 2019 were $319 and $311, respectively.

The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2020	$311
2021	311
2022	311
2023	311
2024	139
$1,383